Gold-linked Loan - Summary Of Movement Of Gold-linked Loan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Gold-linked Loan [Abstract]
Beginning balance	$ 10,739	$ 10,139
Interest income credited against Gold-linked loan	(1,598)	(1,081)	$ (33)
Change in fair value during the year	1,685	1,681	172
Ending balance	$ 10,826	$ 10,739	$ 10,139